Non-Current Liability (Details) (USD $)	Sep. 30, 2013	Jun. 30, 2013	Jun. 30, 2012
Liabilities, Noncurrent [Abstract]
Shareholders loans	$ 96,536	$ 45,665	$ 218,574
Total Non-Current Liabilities	$ 96,536	$ 45,665	$ 218,574